Long-term debt - Equipment financing (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Finance lease obligations	$ 52,851
Equipment financing	692,619	$ 420,541
Equipment financing
Debt Instrument [Line Items]
Finance lease obligations	52,851	41,804
Financing obligations	162,266	32,889
Promissory notes	5,349	11,238
Equipment financing	$ 220,466	$ 85,931